Goodwill and Other Intangible Assets - Goodwill (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill	$ 4,789,000,000	$ 4,789,000,000	$ 5,000,000,000
Goodwill impairment loss	0
Exploration and Production [Member]
Goodwill [Line Items]
Goodwill	4,300,000,000
WES Midstream [Member]
Goodwill [Line Items]
Goodwill	$ 446,000,000